Document And Entity Information	May 03, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	May 03, 2022
Entity Registrant Name	BROADSTONE NET LEASE, INC.
Entity Central Index Key	0001424182
Entity Emerging Growth Company	false
Entity File Number	001-39529
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	26-1516177
Entity Address, Address Line One	800 Clinton Square
Entity Address, City or Town	Rochester
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14604
City Area Code	585
Local Phone Number	287-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00025 par value
Trading Symbol	BNL
Security Exchange Name	NYSE
Amendment Description	This Amendment No. 1 on Form 8-K/A is being filed solely to correct an immaterial inadvertent error with respect to Adjusted EBITDAre, and a correlative change to the Net Debt to Annualized Adjusted EBITDAre ratio disclosed in the attached Press Release of Broadstone Net Lease, Inc. (the “Company”), dated May 4, 2022 and quarterly supplemental information for the quarter ended March 31, 2022. The Company previously overstated Adjusted EBITDAre by $1.149 million, or 1.4%. Correction of this resulted in a correlative change in the Net Debt to Adjusted EBITDAre ratio from the previously reported ratio of 5.07x to 5.14x. The corrections to Adjusted EBITDAre and the Net Debt to Annualized EBITDAre ratio are included in the corrected Press Release furnished as Exhibit 99.1 hereto and the quarterly supplemental information furnished as Exhibit 99.2 hereto.